Share-Based Compensation - Tandem award (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted | shares		2,422,714
Exercise price | ¥ / shares		¥ 14.49
Compensation expenses to options granted | ¥		¥ 234,624	¥ 105,219	¥ 54,283
Tandem award
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted | shares	60,000
Exercise price | $ / shares	$ 18.65
Vesting term	4 years
Vesting percentage	25.00%
Cash payment per share for any options vested but not exercised | $ / shares	$ 8
Expiration period	4 years
Compensation expenses to options granted | ¥		¥ 666	¥ 469